Note 10 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
	Year Ended December 31,
	2018	2017	2016
Domestic	$(17,855)	$(24,803)	$(15,860)
Foreign	(2,874)	(5,161)	(12,666)
Total	$(20,729)	$(29,964)	$(28,526)

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Year Ended December 31,
	2018	2017	2016
Income tax benefit computed at federal statutory tax rate	$(4,348)	$(10,186)	$(9,696)
Permanent differences	6	4	430
Stock compensation - permanent items	325	689	-
R&D credit - permanent items	-	1,751	1,437
State income taxes, net of federal benefit	(958)	(853)	(498)
Tax credits	(1,466)	(5,495)	(4,846)
Change in valuation allowance	5,409	(54,319)	8,804
Foreign rate differential	602	1,752	4,304
Rate change	-	2,202	-
382 limitation	-	64,975	-
Other	430	(520)	65
Total	$-	$-	$-

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	Year Ended December 31,
	2018	2017	2016
Deferred tax assets:
Net operating loss carryforwards	$6,742	$2,651	$37,237
Federal and state tax credits	3,122	2,244	21,223
Accrued expenses	411	399	544
Patents	132	191	360
Stock-based compensation	1,782	1,262	1,353
Other	169	202	321
Total deferred tax assets	12,358	6,949	61,038
Valuation allowance	(12,358)	(6,949)	(61,038)
Net deferred assets	$-	$-	$-